Loans receivable (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Loans receivable
Loans receivable	$ 1,708	$ 27,976
Provision for expected credit losses	0	(9,723)
Current portion	0	8,990
Loans receivable - long-term	1,708	18,986
Before provision for expected credit losses
Loans receivable
Loans receivable	1,708	37,699
Convertible Debenture - Excelsior Mining | Before provision for expected credit losses
Loans receivable
Loans receivable	1,708	1,638
Loan receivable - Elevation
Loans receivable
Loans receivable		17,700
Loan receivable - Elevation | Before provision for expected credit losses
Loans receivable
Loans receivable	0	17,731
Promissory and demand notes receivable - Elevation
Loans receivable
Loans receivable		6,500
Promissory and demand notes receivable - Elevation | Before provision for expected credit losses
Loans receivable
Loans receivable	0	6,490
Loan receivable - Nevada Copper | Before provision for expected credit losses
Loans receivable
Loans receivable	$ 0	$ 11,840